Shareholder Fees {- Fidelity® Dividend ETF for Rising Rates}	Nov. 29, 2021 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-08 | Fidelity® Dividend ETF for Rising Rates
Shareholder Fees:
(fees paid directly from your investment)	none